Prepaid Lease Payments (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Lease Payments [Line Items]
Amortization Of Prepaid Lease Payments	$ 1,527	$ 1,527	$ 1,527